================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5582

                            Oppenheimer Cash Reserves
                            -------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Arthur S. Gabinet
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                       Date of reporting period: 4/30/2012

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

                                                                 Final Legal
                                                    Maturity        Maturity      Principal
                                                       Date*          Date**         Amount         Value
----------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--27.0%
----------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--27.0%
Bank of Nova Scotia, Houston TX:
0.32%                                                 8/3/12           8/3/12 $  11,100,000  $  11,100,000
0.35%                                                 8/8/12           8/8/12    26,000,000     26,000,000
0.52%                                                5/24/12          5/24/12     9,500,000      9,500,000
0.52%                                                5/25/12          5/25/12     9,000,000      9,000,000
----------------------------------------------------------------------------------------------------------
Nordea Bank Finland plc, New York:
0.22%                                                7/30/12          7/30/12     9,500,000      9,500,000
0.25%                                                7/10/12          7/10/12    10,200,000     10,200,000
----------------------------------------------------------------------------------------------------------
Rabobank Nederland NV, New York:
0.39%                                                7/20/12          7/20/12    17,000,000     17,000,000
0.42%                                                 7/3/12           7/3/12     7,000,000      7,000,367
0.50% (1)                                            5/16/12          5/16/12     5,000,000      5,000,000
----------------------------------------------------------------------------------------------------------
Royal Bank of Canada, New York:
0.48% (1)                                             7/9/12           7/9/12    10,000,000     10,000,350
0.54% (1)                                            6/14/12         12/11/12    15,000,000     15,000,000
0.56% (1)                                             5/1/12          9/10/12     8,800,000      8,800,000
0.77%                                               11/28/12         11/28/12    22,700,000     22,700,000
----------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Bank, New York, 0.13%          5/1/12           5/1/12    19,500,000     19,500,000
----------------------------------------------------------------------------------------------------------
Swedbank AB, New York:
0.14%                                                 5/4/12           5/4/12    17,500,000     17,500,000
0.14%                                                 5/7/12           5/7/12    17,000,000     17,000,000
----------------------------------------------------------------------------------------------------------
Toronto Dominion Bank, New York, 0.21%               5/11/12          5/11/12    23,000,000     23,000,000
----------------------------------------------------------------------------------------------------------
Westpac Banking Corp., New York, 0.33% (1)           5/16/12          6/11/12    50,000,000     50,006,323
                                                                                              ------------
Total Certificates of Deposit (Cost $287,807,040)                                              287,807,040
----------------------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--11.9%
National Australia Funding (Delaware), Inc.:
0.11% (2)                                             5/1/12           5/1/12    38,300,000     38,300,000
0.31% (2)                                           10/19/12         10/19/12    14,000,000     13,979,385
----------------------------------------------------------------------------------------------------------
Nordea North America, Inc., 0.24%                    6/28/12          6/28/12     4,620,000      4,618,214
----------------------------------------------------------------------------------------------------------
Rabobank USA Financial Corp., 0.35%                  6/22/12          6/22/12    15,000,000     14,992,417
----------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda BankenAB, 0.20% (2)            5/8/12           5/8/12     2,200,000      2,199,914
----------------------------------------------------------------------------------------------------------
Svenska Handelsbanken, Inc.:
0.26% (2)                                            7/10/12          7/10/12     4,500,000      4,497,725
0.27% (2)                                            6/19/12          6/19/12    48,400,000     48,382,213
                                                                                              ------------
Total Direct Bank Obligations (Cost $126,969,868)                                              126,969,868
----------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES/COMMERCIAL PAPER--60.4%
----------------------------------------------------------------------------------------------------------
BANKS--5.9%
HSBC USA, Inc.:
0.23%                                                 5/7/12           5/7/12    11,400,000     11,399,563
0.25%                                                5/10/12          5/10/12     7,400,000      7,399,547
0.28%                                                7/23/12          7/23/12    11,800,000     11,792,382
0.31%                                                7/20/12          7/20/12     2,700,000      2,698,140
0.31%                                                8/10/12          8/10/12    19,000,000     18,983,475
----------------------------------------------------------------------------------------------------------
PNC Bank NA, 0.21%                                   7/25/12          7/25/12    11,000,000     10,994,546
                                                                                              ------------
                                                                                                63,267,653

1 | Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

                                                                 Final Legal
                                                    Maturity        Maturity      Principal
                                                       Date*          Date**         Amount         Value
----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.4%
General Electric Capital Corp., 0.32%                 8/3/12           8/3/12 $  26,000,000  $  25,978,276
----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.8%
Nestle Financial International Ltd.:
0.09%                                                 5/1/12           5/1/12     1,500,000      1,500,000
0.19%                                                7/17/12          7/17/12     6,800,000      6,797,237
                                                                                              ------------
                                                                                                 8,297,237
----------------------------------------------------------------------------------------------------------
LEASING & FACTORING--8.6%
American Honda Finance Corp.:
0.57% (1)                                            6/29/12          6/29/12    10,000,000     10,000,000
0.72% (1),(3)                                        6/26/12          9/26/12    13,000,000     13,000,000
0.72% (1)                                            6/19/12         12/19/12    10,000,000     10,000,000
0.90% (1),(3)                                         5/7/12          11/7/12     5,050,000      5,053,241
----------------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp.:
0.59%                                                11/8/12          11/8/12    18,000,000     17,943,655
0.67% (1)                                            7/18/12         10/18/12    16,500,000     16,500,000
0.67% (1)                                            6/21/12         12/17/12    19,300,000     19,300,000
                                                                                              ------------
                                                                                                91,796,896
----------------------------------------------------------------------------------------------------------
MUNICIPAL--11.9%
Berks Cnty. Industrial Development Revenue
Bonds, Lebanon Valley Mall Project, Series
96B, 0.26% (1)                                        5/7/12           5/7/12     2,660,000      2,660,000
----------------------------------------------------------------------------------------------------------
Carroll Cnty., KY Solid Waste Disposal
Revenue Bonds, North American Stainless
Project, Series 2006, 0.29% (1)                       5/7/12           5/7/12     4,000,000      4,000,000
----------------------------------------------------------------------------------------------------------
Cleveland, OH Economic & Community
Development Revenue Refunding Bonds, Core
City Fund, Series 2008, 0.22% (1)                     5/7/12           5/7/12     8,660,000      8,660,000
----------------------------------------------------------------------------------------------------------
District of Columbia Refunding Bonds, World
Wildlife Fund, Inc., Series 2010, 0.26% (1)           5/7/12           5/7/12    10,620,000     10,620,000
----------------------------------------------------------------------------------------------------------
District of Columbia Revenue Bonds,
Washington Drama Society, Series 2008, 0.26% (1)      5/7/12           5/7/12     6,025,000      6,025,000
----------------------------------------------------------------------------------------------------------
Easton, MD Bonds, William Hill Manor
Facility, Series 2009B, 0.30% (1)                     5/7/12           5/7/12     4,685,000      4,685,000
----------------------------------------------------------------------------------------------------------
Emery Cnty., UT Pollution Control Revenue
Refunding Bonds, Pacific Corp. Projects,
Series 1994, 0.25% (1)                                5/7/12           5/7/12     5,590,000      5,590,000
----------------------------------------------------------------------------------------------------------
Glendale, AZ Industrial Development
Authority Bonds, Thunderbird, The Garvin
School, Series 2005A, 0.22% (1)                       5/7/12           5/7/12     6,805,000      6,805,000
----------------------------------------------------------------------------------------------------------
Glendale, AZ Industrial Development
Authority Bonds, Thunderbird, The Garvin
School, Series 2005B, 0.22% (1)                       5/7/12           5/7/12    11,735,000     11,735,000
----------------------------------------------------------------------------------------------------------
KS Development Finance Authority Revenue
Bonds, Seaboard Project, Series 95P, 0.25% (1)        5/7/12           5/7/12     9,200,000      9,200,000
----------------------------------------------------------------------------------------------------------
Las Vegas, NV Economic Development Revenue
Bonds, Keep Memory Alive Project, 0.26% (1)           5/7/12           5/7/12     2,845,000      2,845,000
----------------------------------------------------------------------------------------------------------

2 | Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

                                                                  Final Legal
                                                    Maturity         Maturity     Principal
                                                       Date*           Date**        Amount          Value
----------------------------------------------------------------------------------------------------------
MUNICIPAL CONTINUED
----------------------------------------------------------------------------------------------------------
Mountain Agency, Inc. (The) Securities,
Series 2003, 0.36% (1)                                5/7/12           5/7/12   $ 9,935,000   $ 9,935,000
----------------------------------------------------------------------------------------------------------
MS Business Finance Corp. Revenue Bonds,
Olin Corp. Project, Series 2005, 0.24% (1)            5/7/12           5/7/12     1,600,000      1,600,000
----------------------------------------------------------------------------------------------------------
Newport News, VA Economic Development
Authority Bonds, Newport News Shipbuilding
Project, Series A, 0.26% (1)                          5/7/12           5/7/12     3,280,000      3,280,000
----------------------------------------------------------------------------------------------------------
Port Grays Harbor, WA Industrial Development
Corp., Murphy Corp. Project, Series 2007,
0.32% (1)                                             5/7/12           5/7/12    10,000,000     10,000,000
----------------------------------------------------------------------------------------------------------
Ridgewood Associates Bonds, Series 2005,
0.26% (1)                                             5/7/12           5/7/12     3,435,000      3,435,000
----------------------------------------------------------------------------------------------------------
Savanna, IL Industrial Development Revenue
Bonds, Metform Corp., Series 1994A, 0.30% (1)         5/7/12           5/7/12     6,300,000      6,300,000
----------------------------------------------------------------------------------------------------------
Tallahassee Orthopedic Center LC Bonds,
Series 2004, 0.23% (1)                                5/7/12           5/7/12     4,195,000      4,195,000
----------------------------------------------------------------------------------------------------------
Tennis For Charity, Inc. Bonds, Series 2004,
0.23% (1)                                             5/7/12           5/7/12     5,585,000      5,585,000
----------------------------------------------------------------------------------------------------------
Tuscaloosa Cnty., AL Industrial Development
Authority Gulf Opportunity Zone Bonds, Hunt
Refining Project, Series 2008B, 0.31% (1)             5/7/12           5/7/12     2,000,000      2,000,000
----------------------------------------------------------------------------------------------------------
USTA National Tennis Center, Inc. Bonds,
Series 2009, 0.25% (1)                                5/7/12           5/7/12     4,825,000      4,825,000
----------------------------------------------------------------------------------------------------------
WA Economic Development Finance Authority
Industrial Development Revenue Bonds, Canam
Steel Corp. Project, Series 2000D, 0.51% (1)          5/7/12           5/7/12     3,100,000      3,100,000
                                                                                             -------------
                                                                                               127,080,000
----------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--0.6%
Total Capital Canada, 0.23% (2)                      7/10/12          7/10/12     6,500,000      6,497,093
----------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--4.2%
Reckitt Benckiser Treasury Services plc:
0.53% (2)                                            5/10/12          5/10/12     4,000,000      3,999,475
0.55% (2)                                           10/11/12         10/11/12    14,000,000     13,965,136
0.55% (2)                                           10/18/12         10/18/12     5,000,000      4,987,014
0.62% (2)                                             6/6/12           6/6/12    10,000,000      9,993,800
0.70% (2)                                             7/6/12           7/6/12     9,000,000      8,988,450
0.70% (2)                                            8/10/12          8/10/12     2,500,000      2,495,090
                                                                                             -------------
                                                                                                44,428,965
----------------------------------------------------------------------------------------------------------
RECEIVABLES FINANCE--13.7%
Alpine Securitization Corp.:
0.18%                                                5/23/12          5/23/12     6,800,000      6,799,252
0.19%                                                 5/2/12           5/2/12    19,600,000     19,599,897
0.19%                                                 5/4/12           5/4/12     4,400,000      4,399,930
0.19%                                                5/16/12          5/16/12    19,500,000     19,498,456
----------------------------------------------------------------------------------------------------------
Fairway Finance Corp., 0.20% (2)                     7/16/12          7/16/12    13,876,000     13,870,141
----------------------------------------------------------------------------------------------------------
Gemini Securitization Corp., 0.17% (2)                5/1/12           5/1/12    10,000,000     10,000,000
----------------------------------------------------------------------------------------------------------
Market Street Funding LLC:
0.19% (2)                                            6/26/12          6/26/12    10,000,000      9,997,044

3 | Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

                                                                 Final Legal
                                                    Maturity        Maturity      Principal
                                                       Date*          Date**         Amount         Value
----------------------------------------------------------------------------------------------------------
RECEIVABLES FINANCE CONTINUED
----------------------------------------------------------------------------------------------------------
0.23% (2)                                            7/11/12          7/11/12 $  10,000,000  $   9,995,464
----------------------------------------------------------------------------------------------------------
Old Line Funding Corp., 0.24% (2)                    6/20/12          6/20/12     8,000,000      7,997,333
----------------------------------------------------------------------------------------------------------
Thunder Bay Funding LLC:
0.20% (2)                                            5/21/12          5/21/12     9,700,000      9,698,922
0.24% (2)                                            5/22/12          5/22/12    35,000,000     34,995,100
                                                                                             -------------
                                                                                               146,851,539
----------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--12.3%
Concord Minutemen Cap. Corp. LLC:
0.45%                                                 6/6/12           6/6/12    11,000,000     10,995,050
0.46%                                                 5/2/12           5/2/12    10,000,000      9,999,872
0.46%                                                 5/8/12           5/8/12    31,400,000     31,397,191
----------------------------------------------------------------------------------------------------------
Crown Point Capital Co., 0.18%                        5/1/12           5/1/12    30,000,000     30,000,000
----------------------------------------------------------------------------------------------------------
FCAR Owner Trust I:
0.25%                                                6/29/12          6/29/12     5,000,000      4,997,951
0.27%                                                5/15/12          5/15/12    15,000,000     14,998,425
----------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
0.45% (2)                                             6/5/12           6/5/12     4,500,000      4,498,031
0.45% (2)                                             6/7/12           6/7/12    17,300,000     17,291,999
0.46% (2)                                             5/4/12           5/4/12     7,000,000      6,999,732
                                                                                             -------------
                                                                                               131,178,251
                                                                                             -------------
Total Short-Term Notes/Commercial Paper (Cost $645,375,910)                                    645,375,910
----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.7%
U.S. Treasury Nts., 0.75% (Cost $8,003,206)          5/31/12          5/31/12     8,000,000      8,003,026
----------------------------------------------------------------------------------------------------------
Total Investments, at Value
(Cost $1,068,155,844)                                                                100.0%  1,068,155,844
----------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                 (0.0)       (323,774)
                                                                                            --------------
Net Assets                                                                           100.0% $1,067,832,070
                                                                                            ==============

----------
Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

* The Maturity Date represents the date used to calculate the Fund's weighted average maturity as determined under Rule 2a-7.

** If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund's weighted average life as determined under Rule 2a-7.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $283,629,061 or 26.56% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $18,053,241 or 1.69% of the Fund's net assets as of April 30, 2012.

4 | Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund's Board has adopted procedures for the valuation of the Fund's securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a "fair valuation" for any security for which market quotations are not "readily available." The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and inputs

Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the "good faith" opinion of the Manager, the market value or price obtained does not constitute a "readily available market quotation," or a significant event has occurred that would materially affect the value of the security the security is fair valued either
(i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund's Board or (ii) as determined in good faith by the Manager's Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

   1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

   2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

   3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

5 | Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of April 30, 2012 based on valuation input level:

                                                                 LEVEL 2--           LEVEL 3--
                                              LEVEL 1--              OTHER         SIGNIFICANT
                                             UNADJUSTED        SIGNIFICANT        UNOBSERVABLE
                                          QUOTED PRICES  OBSERVABLE INPUTS              INPUTS              VALUE
-----------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Certificates of Deposit             $                --  $     287,807,040 $                -- $      287,807,040
Direct Bank Obligations                              --        126,969,868                  --        126,969,868
Short-Term Notes/Commercial Paper                    --        645,375,910                  --        645,375,910
U.S. Government Obligations                          --          8,003,026                  --          8,003,026
                                    -----------------------------------------------------------------------------
Total Assets                        $                --  $   1,068,155,844 $                -- $    1,068,155,844
                                    -----------------------------------------------------------------------------

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

6 | Oppenheimer Cash Reserves

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2012, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
         (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
         (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Cash Reserves

By: /s/ William F. Glavin, Jr.
    ------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 6/11/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    -------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 6/11/2012

By: /s/ Brian W. Wixted
    -------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 6/11/2012